Share-Based Compensation (Successor) (Details) $ in Millions		1 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares
Share-Based Compensation (Successor) [Line Items]
Weighted-average remaining	2 years 10 months 24 days
RSUs [Member]
Share-Based Compensation (Successor) [Line Items]
Compensation expense (in Dollars) | $	$ 16.5	$ 0.4
Successor [Member]
Share-Based Compensation (Successor) [Line Items]
Compensation expense (in Dollars) | $		$ 0.4
Class A Common Stock [Member]
Share-Based Compensation (Successor) [Line Items]
Number of shares		5.00%
Future issuance	3,105,404	3,105,404
Class A Common Stock [Member] | RSUs [Member]
Share-Based Compensation (Successor) [Line Items]
Granted		1,535,250
Class A Common Stock [Member] | Successor [Member] | 2026 Equity Incentive Plan [Member]
Share-Based Compensation (Successor) [Line Items]
Issuance of shares		4,640,654